Income Tax, Analysis of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	$ 147,966	$ 136,066	$ 165,136
Deferred tax liabilities	248,996	211,000	$ 186,583
Net Tax Credits For Tax Losses Carryforwards [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	61,693	55,835
Temporary Differences on Derivatives Financial Instruments [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	86,096	79,865
Temporary Differences on Derivatives Financial Instruments [Member] | Solar Plants in Spain [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	61,000
Temporary Differences on Derivatives Financial Instruments [Member] | ACT [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	17,000
Temporary Differences Tax/Book Amortization [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	145,166	126,792
Other Temporary Differences Tax/Book Value of Contracted Concessional Assets [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	83,481	73,793
Other Temporary Differences [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	177	366
Deferred tax liabilities	20,349	10,415
Temporary Difference for Accelerated Tax Amortization [Member] | Solar Plants in Spain [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	100,000	74,000
Temporary Difference for Accelerated Tax Amortization [Member] | Solana and Mojave [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	$ 45,000	$ 55,000